SIGNIFICANT ACCOUNTING POLICIES - Long-term investments (Details) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2021 HKD ($)	Jan. 31, 2019 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)
Schedule of Equity Method Investments [Line Items]
Total consideration			$ 23,394	$ 2,999	$ 0	$ 6,709
Impairment from equity method investments					5,888
Zhixiang Technology (Shenzhen) Co., Ltd
Schedule of Equity Method Investments [Line Items]
Equity interest acquired		20.00%
Total consideration		$ 6,709
Impairment from equity method investments			$ 5,888		$ 5,888
TH Fund LP
Schedule of Equity Method Investments [Line Items]
Equity interest acquired	10.00%	20.00%	10.00%	10.00%
Total consideration	$ 7,798
Impairment from equity method investments			$ 0
Newflow Amity Fund I, LP
Schedule of Equity Method Investments [Line Items]
Equity interest acquired	2.75%		2.75%	2.75%
Total consideration	$ 15,596
Impairment from equity method investments			$ 0